Consolidated Balance Sheets (FY) - USD ($) $ in Thousands	Sep. 30, 2019	Apr. 03, 2019	Sep. 30, 2018
Current assets:
Cash	$ 11,108
Restricted cash	384
Accounts receivable	15,294
Inventories	277,338
Prepaid expenses and other current assets	9,969
Total current assets	314,093
Property and equipment, net	15,954
Other assets:
Deposits	345
Identifiable intangible assets	61,304
Goodwill	113,059
Total other assets	174,708
Total assets	504,755
Current liabilities:
Accounts payable	5,546
Other payables and accrued expenses	16,567
Customer deposits	4,880
Notes payable - floor plan	225,377
Current portion of long-term debt	11,124
Total current liabilities	263,494
Long-term Liabilities:
Other long-term liabilities	1,598
Warrant liability	50,887
Long-term debt, net of current portion and unamortized debt issuance costs	64,789
Total liabilities	380,768
Redeemable preferred interest in subsidiary	86,018		$ 79,965
Members' Equity:
Members' Equity attributable to One Water Marine Holdings, LLC	31,770
Equity attributable to non-controlling interests	6,199
Stockholder's Equity:
Total liabilities, stockholders' and members' equity	504,755
OneWater LLC [Member]
Current assets:
Cash	11,108		15,346
Restricted cash	384		412
Accounts receivable	15,294		10,889
Inventories	277,338		184,361
Prepaid expenses and other current assets	9,969		1,506
Total current assets	314,093		212,514
Property and equipment, net	15,954		18,587
Other assets:
Deposits	345		347
Identifiable intangible assets	61,304		47,732
Goodwill	113,059		96,180
Total other assets	174,708		144,259
Total assets	504,755		375,360
Current liabilities:
Accounts payable	5,546		6,340
Other payables and accrued expenses	16,567		9,764
Customer deposits	4,880		4,198
Notes payable - floor plan	225,377		157,483
Current portion of long-term debt	11,124		1,890
Total current liabilities	263,494		179,675
Long-term Liabilities:
Other long-term liabilities	1,598		2,487
Warrant liability	50,887		52,223
Long-term debt, net of current portion and unamortized debt issuance costs	64,789		39,954
Total liabilities	380,768		274,339
Redeemable preferred interest in subsidiary	86,018		79,965
Members' Equity:
Members' Equity attributable to One Water Marine Holdings, LLC	31,770		15,963
Equity attributable to non-controlling interests	6,199		5,093
Stockholder's Equity:
Total liabilities, stockholders' and members' equity	504,755		$ 375,360
OneWater Marine Inc [Member]
Current assets:
Cash	10	$ 10
Other assets:
Total assets	10	10
Liabilities and Members' Equity
Commitments and Contingencies (Note 4)
Stockholder's Equity:
Common stock, $0.01 par value per share, 1,000 shares authorized, 1,000 shares issued and outstanding at September 30, 2019 and April 3, 2019	10	10
Total liabilities, stockholders' and members' equity	$ 10	$ 10